Acquisitions (Details) - Unaudited pro forma information - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Unaudited pro forma information [Abstract]
Total revenue	$ 6,001,342	$ 4,245,586
Net loss	$ (10,491,119)	$ (17,593,069)
Net loss per share - basic and diluted (in Dollars per share)	$ (4.09)	$ (62.52)